REVENUE	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
REVENUE	REVENUERevenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
For the three and six months ended June 30, 2023, our top ten customers accounted for 50% and 49% of our revenue, respectively, and our largest customer accounted for 18% and 14% of our revenue, respectively. For the three and six months ended June 30, 2022, our top ten customers accounted for 50% and 54% of our revenue, respectively, and our largest customer accounted for 9% and 12% of our revenue, respectively.
The Group presents revenue as disaggregated by market based on the location of online gamblers for performance marketing and location of clients for subscription and advertising services as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
U.K. and Ireland	8,364	6,718	16,891	12,993
Other Europe	2,812	2,083	5,582	4,033
North America	13,361	6,221	27,504	16,860
Rest of the world	1,435	902	2,687	1,623
Total revenues	25,972	15,924	52,664	35,509
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Performance marketing	20,766	12,292	42,537	28,693
Subscription	959	744	2,123	1,553
Advertising and other	4,247	2,888	8,004	5,263
Total revenues	25,972	15,924	52,664	35,509

During the three months ended June 30, 2023, performance marketing revenue was generated by the following categories: cost per acquisition 55%, revenue share 14% and hybrid 31%, compared to 52%, 17% and 31% during the three months ended June 30, 2022. During the six months ended June 30, 2023, performance marketing revenue was generated by the following categories: cost per acquisition 57%, revenue share 13% and hybrid 30%, compared to 61%, 13% and 26% during the six months ended June 30, 2022.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Casino	17,541	12,010	34,613	22,452
Sports	8,394	3,781	17,588	12,824
Other	37	133	463	233
Total revenues	25,972	15,924	52,664	35,509
Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2023	As of December 31, 2022
Contract assets	167	575
Contract liabilities	(1,784)	(1,692)
The contractual assets primary relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets arose after the acquisition of RotoWire (Note 5) and mainly related to content and advertising revenue. The contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contractual liabilities arose after the acquisition of RotoWire (Note 5), and primary relate to the advances received from customers for subscriptions purchased to RotoWire.com website, for which revenue is recognized over time. It is expected that deferred income will be recognized as revenue over the next twelve months.
Below is the carrying amount of the Group’s contract liabilities and the movements during the six months ended June 30, 2023:

Six Months Ended June 30,
2023
As of January 1, 2023	1,692
Amounts included in contract liabilities that was recognized as revenue during the period	(3,225)
Cash received in advance of performance and not recognized as revenue during the period	3,317
As of June 30, 2023	1,784